EQUITY (Detail Textuals 3) (Stock options) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average exercise price for options outstanding				$ 7.49	$ 7.74	$ 7.52	$ 7.02
Weighted-average remaining contractual life of option	11 months 19 days
Recognized compensation cost	1.4	2.6	2.4
Total intrinsic value of options exercised	3.9	0.3
Total intrinsic value of options outstanding	3.8
Total fair value of shares vested	10.2	9.4
Total compensation cost related to nonvested stock options unrecognized